SCHEDULE OF EFFECTIVE INCOME TAX RATE BASED ON INCOME (LOSS) BEFORE INCOME TAX EXPENSE (Details) (Parenthetical)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income tax expense at statutory tax rate, percentage	17.00%	17.00%